Commitments and Contingencies - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	$ 4,529
2019	5,046
2020	5,534
2021	5,492
2022	5,377
Thereafter	5,602
Total	$ 31,580